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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22549

NORTHERN LIGHTS FUND TRUST II

(Exact name of registrant as specified in charter)

17605 WRIGHT STREET, OMAHA, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf

President

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2635

Date of fiscal year ends: 2/28, 3/31, 5/31, 8/31, 9/30, 10/31, 11/30 and 12/31

Date of reporting period: July 1, 2016 – June 30, 2017

ITEM 1. PROXY VOTING RECORD:

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Appended hereto is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2017 with respect to which the Registrant was entitled to vote:

Registrant:		NORTHERN LIGHTS FUND TRUST II Dynamic Internationl Opportunity Fund							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	The Fund did not receive nor vote any proxies during the reporting period

Registrant:		NORTHERN LIGHTS FUND TRUST II Dynamic US Opportunity Fund							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	The Fund did not receive nor vote any proxies during the reporting period.
3

Registrant:		NORTHERN LIGHTS FUND TRUST II - Longboard Long/Short Fund							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxy votes to report during the Reporting Period. The Fund consists of one total return SWAP where no proxy voting is required of Longboard.
2

Registrant:		NORTHERN LIGHTS FUND TRUST II Orchard Small Cap Value							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	AZZ Inc	AZZ	2474104	12-Jul-16	Election Directors/proposal	Mgmt	Y	For All	For
2	GLU Mobile	GLUU			Election Directors/proposal	Mgmt	Y	For All	For
3	Inter Parfums Inc	IPAR	458334109	19-Jul-16	Election Directors/proposal	Mgmt	Y	For All	For
4	Multi Color Corp	LABL	625383104	17-Aug-16	Election Directors/proposal	Mgmt	Y	For All	For
5	Logitech International	LOGI	H50430232	12-Jul-16	Election Directors/proposal	Mgmt	Y	For All	For
6	Bofi Holdings	BOFI	05566U108	20-Oct-16	Election Directors/proposal	Mgmt	Y	For All	For
8	Oritani Financial Corp	ORIT	68633D103	10-Oct-16	Election Directors/proposal	Mgmt	y	For All	For
9	Thor Industries	THO	885160101	14-Oct-16	Election Directors/proposal	Mgmt	Y	For All	For
11	Sally Beauty Holdings	SBH	7.95E+108	26-Jan-17	Election Directors/proposal	Mgmt	Y	For All	For
12	Meta Financial	CASH	59100U108	23-Jan-17	Election Directors	Mgmt	Y	For All	For
15	Oshkosh Corp	OSK	688239201	7-Feb-17	Election Directors/proposal	Mgmt	Y	For All	For
17	Schnitzer Steel Industries	SCHN	806882106	25-Jan-17	Election Directors/proposal	Mgmt	Y	For All	For
18	Hurco Companies	HURCO	447324104	9-Mar-17	Election Directors/proposal	Mgmt	Y	For All	For
19	Omnova Solutions	OMN	682129101	22-Mar-17	Election Directors/proposal	Mgmt	Y	For All	For
20	Cambrex Corp	CBM	132011107	27-Apr-17	Election Directors/proposal	Mgmt	Y	For All	For
21	Franklinn Electric	FELE	353514102	5-May-17	Election Directors/proposal	Mgmt	Y	For All	For
23	Health South	HLS	421924309	4-May-17	Election Directors/proposal	Mgmt	Y	For All	For
25	Lincoln Electric Holdings	LECO	533900106	20-Apr-17	Election Directors/proposal	Mgmt	Y	For All	For
26	Potbelly Corp	PBPB	73754Y100	11-May-17	Election Directors/proposal	Mgmt	Y	For All	For
29	Silica Holdings	SLCA	9.03E+107	4-May-17	Election Directors/proposal	Mgmt	Y	For All	For
31	Armstong World Industries	AWI	04247X102	13-Jul-17	Election Directors/proposal	Mgmt	Y	For All	For
35	LB Foster	FSTR	350060109	24-May-17	Election Directors/proposal	Mgmt	Y	Against most/ For two	Against most/For two
36	Green Dot	GDOT	39304D102	25-May-17	Election Directors/proposal	Mgmt	Y	For All	For
40	Select Comfort	SCSS	81616X103	17-May-17	Election Directors/proposal	Mgmt	Y	For All	For
41	Trimas Corp	TRS	896215209	11-Jun-17	Election Directors/proposal	Mgmt	Y	For All	For
42	Wabtec	WAB	929740108	10-May-17	Election Directors/proposal	Mgmt	Y	For All	For
44	Bankfinancial Corp	BFIN	06643P104	27-Jun-17	Election Directors/proposal	Mgmt	Y	For / against one	For
45	Banc of Califormia	BANC	05990K106	9-Jun-17	Election Directors/proposal	Mgmt	Y	For All	For
46	Akebia	AKBA	00972D105	15-Jun-17	Election Directors/proposal	Mgmt	Y	For All	For
47

Registrant:	NORTHERN LIGHTS FUND TRUST II PCS Commodity Strategy Fund							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3				NO PROXIES VOTED AS THE FUND DID NOT INVEST IN VOTING SECURITIES, ONLY TBILLS AND FUTURES
4

Registrant:	NORTHERN LIGHTS FUND TRUST II SFG Futures Strategy Fund							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
There were no votes for SFG Futures Strategy Fund
Larry Shover, CIO

Registrant:		NORTHERN LIGHTS FUND TRUST II Two Oaks Diversified Growth and Income Fund								Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:		July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	FedEx Corp	FDX	31428X106	9/26/2016	1	Election of directors	MGMT	Y
2					a	James Barksdale			For	For
3					b	John Edwardson			For	For
4					c	Marvin Ellison			For	For
5					d	John Inglis			For	For
6					e	Kimberly Jabal			For	For
7					f	Shirley Jackson			For	For
8					g	R Brad Martin			For	For
9					h	Joshua Ramo			For	For
10					i	Susan Schwab			For	For
11					j	Frederick Smith			For	For
12					k	David Steiner			For	For
13					l	Paul Walsh			For	For
14
15					2	Executive officer comp	MGMT	Y	Abstain	Against
16					3	Ratification of accounting firm	MGMT	Y	For	For
17					4	Lobbying activity	SHAREHOLD	Y	Abstain	Against
18					5	Simple majority vote counting	SHAREHOLD	Y	Abstain	Against
19					6	Holy Land principles	SHAREHOLD	Y	Abstain	Against
20					7	Non-discrimination policies	SHAREHOLD	Y	Abastain	Against
21
22	Whole Foods Market	WFM	966837106	2/17/2017	1	Election of directors	MGMT	Y
23					a	Dr. John Elstrott			For	For
24					b	Mary Coe			For	For
25					c	Shahid Hassan			For	For
26					d	Stephanie Kugelman			For	For
27					e	John Mackey			For	For
28					f	Walter Robb			For	For
29					g	Jonathan Seiffer			For	For
30					h	Morris Siegel			For	For

Registrant:	NORTHERN LIGHTS FUND TRUST II WOA All Asset I							Item 1, Exhibit A
Investment Company Act file number: 811-22549
Reporting Period:	July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2				No proxies were received during the reporting period of July 1, 2016 through June 30, 2017
3

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NORTHEN LIGHST FUND TRUST II

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date: August 16, 2017

* Print the name and title of each signing officer under his or her signature.